Stock-Based Compensation - Weighted-average assumptions (Details) - USD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Weighted average assumptions
Expected term	10 years
Dividend yield	0.00%
Weighted-average grant date fair value of stock options granted	$ 6.46	$ 7.37
Share-based Payment Arrangement, Employee [Member]
Weighted average assumptions
Fair value of common stock	$ 11.17	$ 10.51
Expected volatility	63.60%	64.00%
Expected term	5 years 9 months 18 days	5 years 6 months
Risk-free interest rate	0.20%	1.80%
Dividend yield	0.00%	0.00%
Share-based Payment Arrangement, Nonemployee [Member]
Weighted average assumptions
Fair value of common stock	$ 11.42	$ 10.51
Expected volatility	62.90%
Expected term	5 years 10 months 24 days
Risk-free interest rate	0.30%	1.90%
Dividend yield	0.00%	0.00%
Share-based Payment Arrangement, Nonemployee [Member] | Minimum
Weighted average assumptions
Expected volatility		66.70%
Expected term		9 years 11 months 19 days
Share-based Payment Arrangement, Nonemployee [Member] | Maximum
Weighted average assumptions
Expected volatility		67.90%
Expected term		10 years
Stock Option Plan 2016
Weighted average assumptions
Unrecognized compensation cost	$ 0.6	$ 0.1
Weighted-average period	2 years 2 months 12 days	8 months 12 days
Options to purchase common stock
Weighted average assumptions
Weighted-average grant date fair value of stock options granted	$ 6.29	$ 5.48
Options to purchase common stock | Stock Option Plan 2016
Weighted average assumptions
Unrecognized compensation cost	$ 8.1	$ 4.5
Weighted-average period	2 years 2 months 12 days	1 year 9 months 18 days